Executive Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Summary of Share-Based Compensation Programs
The following information relates to the Share-Based Compensation Programs for the year ended December 31, 2025, 2024 and 2023:

					ADSs equivalents delivered (thousands)
Plan	Target number of ADSs (thousands) 1	ADS price at award’s date 2	Fair value (%)	Fair value (millions)	2025	2024	2023	ADSs Forfeited (thousands)	ADSs Outstanding (thousands) 3
Performance Plans
2020	4,146.0	$2.3	155%	14.8	—	—	8,448.2	—	—
2021	1,227.2	$8.0	150%	14.7	—	446.3	—	780.9	—
2022	2,403.6	$4.3	149%	15.4	1,934.7	—	—	1,637.0	—
2023	1,657.02	$6.4	145%	15.4	—	—	—	64.5	2,336.5
2024	1,976.7	$6.3	133%	16.6	—	—	—	25.8	2,595.7
2025	2,367.9	$6.3	141%	21.1	—	—	—	6.9	3,323.5
Ordinary Plans
2019	8,048.2	$4.7	100%	37.5		—	42.4	118.3	—
2020	11,162.2	$2.5	100%	28.1	—	—	2,293.0	253.7	—
2021	5,716.6	$7.2	100%	41.3	61.8	1,210.7	1,442.7	56.6	—
2022	9,483.0	$4.9	100%	46.0	2,267.1	2,166.0	2,450.5	58.1	—
2023	6,531.9	$5.9	100%	38.4	1,813.3	1,582.9	1,765.0	80.9	1,289.8
2024	8,531.7	$7.2	100%	61.5	3,097.7	2,248.0	—	—	3,222.4
2025	8,634.1	$6.2	100%	53.2	3,317.4	—	—	38.1	5,278.6
					12,492.0	7,653.9	16,441.8	3,120.8	18,046.5

1	The target number of ADSs under the Performance Plans is based on a 100% payout assumption.

2	The average ADS price is determined on the grant date.

3
Until the final payout of the Performance Plans is determined at the end of each three-year period, the number of outstanding ADSs is calculated using the same percentage of fair value as determined by the option pricing model.